Risk Management Policy - Significant Changes in Gross Carrying Amount of Loans to Customers (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	₸ 7,997,909
Changes in the gross carrying amount
Transfers	(84,883)	₸ (41,013)	₸ (35,883)
New loans to customers originated or purchased	78,704	86,237	75,105
Gross carrying amount	9,709,626	7,997,909
Loans to Customers at Amortized Cost
Changes in the gross carrying amount
Transfers	702	(1,924)	(261)
Loans to Customers at Amortized Cost | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	6,042,443	4,478,489
Changes in the gross carrying amount
New loans to customers originated or purchased	5,346,375	4,528,651
Loans to customers that have been repaid or derecognized	(3,786,275)	(2,891,562)
Write-offs	(118,895)	(89,272)
On acquisition of subsidiary	41,942
Recovery from off-balance loans to customers	18,336	16,137
Gross carrying amount	7,543,926	6,042,443	4,478,489
Loans to Customers at Amortized Cost | POCI | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	23,136	10,504
Changes in the gross carrying amount
New loans to customers originated or purchased	(1,934)	21,310
Loans to customers that have been repaid or derecognized	(1,321)	(8,678)
Gross carrying amount	19,881	23,136	10,504
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL
Changes in the gross carrying amount
Transfers	39,150	27,598	25,885
New loans to customers originated or purchased	78,682	86,095	75,077
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(31,006)	(27,424)	(15,923)
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(11,830)	11,051	10,396
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(26,981)	25,149	25,126
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	5,447,804	4,048,478
Changes in the gross carrying amount
New loans to customers originated or purchased	5,348,309	4,507,341
Loans to customers that have been repaid or derecognized	(3,719,369)	(2,830,265)
On acquisition of subsidiary	32,578
Gross carrying amount	6,691,163	5,447,804	4,048,478
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	78,937	65,305
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(118,983)	(76,678)
Loans to Customers at Amortized Cost | Stage 1 - 12-month ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(378,113)	(266,377)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL
Changes in the gross carrying amount
Transfers	(3,189)	1,896	2,531
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(3,095)	3,919	1,448
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(18,565)	(20,608)	(16,184)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(13,731)	7,250	5,745
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	86,251	55,804
Changes in the gross carrying amount
Loans to customers that have been repaid or derecognized	(41,284)	(33,883)
On acquisition of subsidiary	4,420
Gross carrying amount	129,800	86,251	55,804
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(17,388)	(13,657)
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	153,117	102,681
Loans to Customers at Amortized Cost | Stage 2 - Lifetime ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	(55,316)	(24,694)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL
Changes in the gross carrying amount
Transfers	(118,230)	(65,061)	(61,320)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(27,911)	23,505	14,475
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(6,735)	9,557	5,788
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	40,712	(32,399)	(30,871)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Gross carrying amount	485,252	363,703
Changes in the gross carrying amount
Loans to customers that have been repaid or derecognized	(24,301)	(18,736)
Write-offs	(118,895)	(89,272)
On acquisition of subsidiary	4,944
Recovery from off-balance loans to customers	18,336	16,137
Gross carrying amount	703,082	485,252	₸ 363,703
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 1
Changes in the gross carrying amount
Transfers	(61,549)	(51,648)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 2
Changes in the gross carrying amount
Transfers	(34,134)	(26,003)
Loans to Customers at Amortized Cost | Stage 3 - Lifetime ECL | Gross Carrying | Transfer to Stage 3
Changes in the gross carrying amount
Transfers	₸ 433,429	₸ 291,071